Stockholders' Equity	9 Months Ended
Sep. 30, 2021
Stockholders Equity Note [Line Items]
Stockholders' Equity
8. Stockholders’ Equity (Deficit)
The condensed consolidated statement of stockholders’ equity (deficit) has been retroactively adjusted for all periods presented to reflect the Business Combination and reverse recapitalization as defined in Note 3,
Business Combination
.
Preferred Stock
Pursuant to the terms of the Amended and Restated Certificate of Incorporation dated September 9,2021, the Company authorized 10,000,000 shares of preferred stock with a par value of $0.0001. The Company’s Board of Directors has the authority, without further action by the stockholders, to issue such shares of preferred stock in one or more series, to establish from time to time the number of share to be included in each such series, and to fix the designations, powers, voting, and other rights, preferences and privileges of the shares. There were no issued and outstanding shares of preferred stock as of September 30, 2021.
In connection with the closing of the Business Combination, all previously issued and outstanding shares of Series A Preferred Stock, Series B Preferred Stock, and Series C Preferred Stock were cancelled and extinguished. Further, all previously issued and outstanding Series D Preferred Stock was cancelled and exchanged for 4,901,564 shares of the Company’s common stock.
Common Stock
Pursuant to the terms of the Amended and Restated Certificate of Incorporation, the Company authorized 125,000,000 shares of common stock with a par value of $0.0001. Immediately following the closing of the Business Combination and as of September 30, 2021, there were 21,725,817 shares of common stock issued and outstanding.
As discussed in Note 3,
Business Combinations,
the Company has retroactively adjusted the shares issued and outstanding prior to September 9, 2021 to give effect to the actual shares for which the Series D preferred stock converted into as a result of the conversion terms in the Merger Agreement.
Voting
Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders.
Dividends
Common stockholders are entitled to receive dividends, as may be declared by the board of directors. No dividends have been declared to date.